Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Deferred revenue	$389,958	$421,542
Accrued interest	255,369	262,559
Accounts payable and accrued expenses	239,086	296,523
Derivative liabilities (Note 11)	97,066	29,321
Operating lease liabilities (Note 16)	51,144	—
	$1,032,623	$1,009,945